Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of the future minimum lease payments under non-cancellable operating lease and future minimum capital lease payments

	Capital Leases	Operating Lease
Years Ending December 31,
2019	24	62
2020	78	24
2021	63	—
2022	33	—
2023	3
Total minimum lease payments	$201	$86

Capital Leases

Less: amounts representing interest (6.39%, ranging from 10.48% to 11.56%)	$26

Present value of minimum lease payments	175

Less: current installments under capital lease obligations	70

Total long-term portion	$105

	Capital Leases	Operating Lease
Years Ending December 31,
2019	99	271
2020	78	45
2021	63	—
2022	33	—
2023	3
Total minimum lease payments	$276	$316

Capital Leases
Less: amounts representing interest (ranging from 7.75% to 11.58%)	$43

Present value of minimum lease payments	233

Less: current installments under capital lease obligations	77

Total long-term portion	$156